Reverse Recapitalization and Acquisitions of subsidiaries - Listing expenses (Details) - JPY (¥) ¥ / shares in Units, ¥ in Millions			12 Months Ended
	Mar. 10, 2025	Dec. 10, 2024	Mar. 31, 2025	Mar. 31, 2024	Apr. 01, 2023	Mar. 14, 2025
Fair value of equity instruments deemed to have been issued by Coincheck
Total number of Coincheck shares at Closing (in shares)		129,703,075	130,814,526	122,587,617	122,587,617
Total market capitalization attributable to Thunder Bridge stockholders		¥ 239,975
Net assets of Thunder Bridge
Listing expense			¥ 13,714	¥ 0	¥ 0
Non-redemption premium paid	¥ 1,593
Thunder Bridge
Fair value of equity instruments deemed to have been issued by Coincheck
Thunder Bridge Closing Price per share (in Yen per share)		¥ 1,850
Thunder Bridge shareholders’ ownership		5.50%
Total market capitalization attributable to Thunder Bridge stockholders		¥ 13,165
Thunder Bridge
Net assets of Thunder Bridge
Cash and cash equivalents		1,798
Accounts payable and accrued expenses		(17)
Income taxes payable		(60)
Excise tax payable		(305)
Warrant liabilities		(1,837)
Promissory note payable - related party		(128)
Net assets (liabilities)		(549)
Listing expense		¥ 13,714
Next Finance Tech Co, Ltd.
Fair value of equity instruments deemed to have been issued by Coincheck
Thunder Bridge shareholders’ ownership						100.00%
Net assets of Thunder Bridge
Cash and cash equivalents						¥ 29
Net assets (liabilities)	¥ 102					¥ 102